Acquisition of a Subsidiary - Summary of Cash Inflow on Acquisition (Detail) $ in Thousands	Aug. 03, 2020 HKD ($)
Disclosure Of Net Cash Inflow On Acquisition [Abstract]
Cash consideration paid	$ (23,259)
Less: cash and cash equivalents balances acquired	43,988
Total	$ 20,729